Revenue (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue by Service Type

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2024	2023	2024	2023
Services transferred at a point in time:
Flights	$72,853	$59,100	$223,357	$230,146
Aircraft Management Services	551	—	551	—
Services transferred over time:
Memberships	852	1,222	3,658	4,138
MRO	1,521	1,215	5,255	3,032
Fractional ownership purchase price	1,146	490	3,087	2,081
	$76,923	$62,027	$235,908	$239,397

The following table disaggregates revenue by service type and the timing of when these services are provided to the member or customer:

	Year Ended December 31,
(in thousands)	2023	2022
Services transferred at a point in time:
Flights	$303,299	$314,039
Services transferred over time:
Memberships	5,458	3,939
MRO	4,606	1,556
Fractional ownership purchase price	1,999	508
	$315,362	$320,042

Rollforward of Deferred Revenue

The following tables provide a rollforward of deferred revenue for the nine months ended September 30, 2024:

Amount
Balance as of December 31, 2023	$93,940
Revenue recognized	208,063
Revenue deferred	(201,787)
Balance as of September 30, 2024	$100,216

The following tables provide a rollforward of deferred revenue:

(in thousands)	Amount
Balance as of December 31, 2021	$32,795
Revenue recognized	(179,355)
Revenue deferred	207,162
Balance as of December 31, 2022	60,602
Revenue recognized	(185,908)
Revenue deferred	219,246
Balance as of December 31, 2023	$93,940